Schedule of Components of Bank Borrowings (Details)		Mar. 31, 2025 USD ($)		Mar. 31, 2025 HKD ($)		Feb. 20, 2025 USD ($)	Feb. 20, 2025 HKD ($)	Jan. 18, 2025	May 02, 2024 USD ($)	May 02, 2024 HKD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 HKD ($)	Mar. 31, 2024 USD ($)		Mar. 31, 2024 HKD ($)	Feb. 28, 2024 USD ($)	Feb. 28, 2024 HKD ($)	Aug. 28, 2023 USD ($)	Aug. 28, 2023 HKD ($)	Mar. 15, 2023 USD ($)	Mar. 15, 2023 HKD ($)	Jul. 13, 2021 USD ($)	Jul. 13, 2021 HKD ($)	Oct. 21, 2020 USD ($)	Oct. 21, 2020 HKD ($)	May 25, 2020 USD ($)	May 25, 2020 HKD ($)
Short-Term Debt [Line Items]
Total long-term bank borrowings		$ 7,626,918											$ 6,852,233
Less: current portion of long-term bank and other borrowings		(4,761,434)											(3,818,453)
Non-current portion of long-term bank and other borrowings		2,865,484											3,033,780
The Bank of East Asia, Limited - Loan 1 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings		$ 110,769	[1]			$ 110,769	$ 864,000						110,769	[1]
Interest rate						5.31%	5.31%	5.97%
The Bank of East Asia, Limited - Loan 1 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[1]	5.31%		5.31%
The Bank of East Asia, Limited - Loan 1 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[1]	5.97%		5.97%
The Bank of East Asia, Limited - Loan 2 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[2]	$ 256,410
Interest rate	[2]	5.975%		5.975%
The Bank of East Asia, Limited - Loan 3 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[2]	$ 128,205
Interest rate	[2]	5.905%		5.905%
The Bank of East Asia, Limited - Loan 4 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[2]	$ 128,205
Interest rate	[2]	6.175%		6.175%
The Bank of East Asia, Limited - Loan 5 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[2]	$ 256,410
Interest rate	[2]	6.075%		6.075%
The Bank of East Asia, Limited - Loan 6 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[2]	$ 256,410
Interest rate	[2]	5.905%		5.905%
The Bank of East Asia, Limited - Loan 7 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[2]	$ 576,923
Interest rate	[2]	5.955%		5.955%
The Bank of East Asia, Limited - Loan 8 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[2]	$ 256,410
Interest rate	[2]	6.175%		6.175%
The Bank of East Asia, Limited - Loan 9 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[2]	$ 448,718
Interest rate	[2]	5.975%		5.975%
The Bank of East Asia, Limited - Loan 10 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[3]												256,410
Interest rate	[3]	6.64%		6.64%
The Bank of East Asia, Limited - Loan 11 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[3]												461,538
Interest rate	[3]	7.03%		7.03%
The Bank of East Asia, Limited - Loan 12 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[3]												628,205
Interest rate	[3]	6.64%		6.64%
The Bank of East Asia, Limited - Loan 13 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[3]												141,026
Interest rate	[3]	6.68%		6.68%
The Bank of East Asia, Limited - Loan 14 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[3]												320,513
Interest rate	[3]	6.72%		6.72%
The Bank of East Asia, Limited - Loan 15 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[3]												384,615
Interest rate	[3]	6.60%		6.60%
The Bank of East Asia, Limited - Loan 16 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[3]												115,385
Interest rate	[3]	6.64%		6.64%
The Bank of East Asia, Limited - Loan 17 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[4]	$ 316,531											327,298
The Bank of East Asia, Limited - Loan 17 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[4]	4.15%		4.15%
The Bank of East Asia, Limited - Loan 17 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[4]	4.775%		4.775%
The Bank of East Asia, Limited - Loan 18 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[4]	$ 316,531											327,298
The Bank of East Asia, Limited - Loan 18 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[4]	4.15%		4.15%
The Bank of East Asia, Limited - Loan 18 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[4]	4.775%		4.775%
The Bank of East Asia, Limited - Loan 19 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[5]	$ 544,881											562,694
The Bank of East Asia, Limited - Loan 19 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[5]	4.15%		4.15%
The Bank of East Asia, Limited - Loan 19 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[5]	4.775%		4.775%
The Bank of East Asia, Limited - Loan 20 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[6]	$ 112,763											123,371
The Bank of East Asia, Limited - Loan 20 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[6]	3.00%		3.00%
The Bank of East Asia, Limited - Loan 20 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[6]	3.625%		3.625%
The Bank of East Asia, Limited - Loan 21 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings		$ 110,738	[7]										$ 120,011	[7]				$ 666,667	$ 5,200,000
Interest rate													4.775%		4.775%			4.15%	4.15%
The Bank of East Asia, Limited - Loan 21 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[7]	3.00%		3.00%
The Bank of East Asia, Limited - Loan 21 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[7]	3.625%		3.625%
The Bank of East Asia, Limited - Loan 22 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings		$ 412,282	[8]										$ 453,240	[8]		$ 564,103	$ 4,400,000
Interest rate													4.775%		4.775%	4.15%	4.15%
The Bank of East Asia, Limited - Loan 22 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[8]	3.00%		3.00%
The Bank of East Asia, Limited - Loan 22 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[8]	3.625%		3.625%
The Bank of East Asia, Limited - Loan 23 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[9]	$ 353,646											$ 384,615
The Bank of East Asia, Limited - Loan 23 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[9]	3.00%		3.00%
The Bank of East Asia, Limited - Loan 23 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[9]	3.625%		3.625%
The Hongkong and Shanghai Banking Corporation Limited - Loan 1 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings		$ 90,498	[10]										$ 100,049	[10]										$ 128,205	$ 1,000,000
Interest rate													3.625%		3.625%									3.00%	3.00%
The Hongkong and Shanghai Banking Corporation Limited - Loan 1 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[10]	3.00%		3.00%
The Hongkong and Shanghai Banking Corporation Limited - Loan 1 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[10]	3.625%		3.625%
The Hongkong and Shanghai Banking Corporation Limited - Loan 2 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings		$ 332,782	[11]										$ 371,018	[11]												$ 512,821	$ 4,000,000
Interest rate													3.625%		3.625%											3.00%	3.00%
The Hongkong and Shanghai Banking Corporation Limited - Loan 2 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[11]	3.00%		3.00%
The Hongkong and Shanghai Banking Corporation Limited - Loan 2 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[11]	3.625%		3.625%
The Hongkong and Shanghai Banking Corporation Limited - Loan 3 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings		$ 103,245	[12]										$ 111,576	[12]						$ 384,615	$ 3,000,000	$ 128,205	$ 1,000,000
Interest rate													3.625%		3.625%							3.00%	3.00%
The Hongkong and Shanghai Banking Corporation Limited - Loan 3 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[12]	3.00%		3.00%
The Hongkong and Shanghai Banking Corporation Limited - Loan 3 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[12]	3.625%		3.625%
The Hongkong and Shanghai Banking Corporation Limited - Loan 4 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[13]	$ 347,555											$ 381,598
Interest rate													3.625%		3.625%					3.00%	3.00%
The Hongkong and Shanghai Banking Corporation Limited - Loan 4 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[13]	3.00%		3.00%
The Hongkong and Shanghai Banking Corporation Limited - Loan 4 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[13]	3.625%		3.625%
DBS Bank (Hong Kong) Limited - Loan 1 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[14]	$ 64,103
Interest rate	[14]	5.11%		5.11%
DBS Bank (Hong Kong) Limited - Loan 2 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[14]	$ 205,128
Interest rate	[14]	5.09%		5.09%
DBS Bank (Hong Kong) Limited - Loan 3 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[14]	$ 102,564
Interest rate	[14]	5.00%		5.00%
DBS Bank (Hong Kong) Limited - Loan 4 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[14]	$ 115,385
Interest rate	[14]	5.01%		5.01%
DBS Bank (Hong Kong) Limited - Loan 4 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate		5.00%		5.00%									5.29%		5.29%
DBS Bank (Hong Kong) Limited - Loan 5 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[14]	$ 112,821
Interest rate	[14]	5.20%		5.20%
DBS Bank (Hong Kong) Limited - Loan 6 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[15]												238,462
Interest rate	[15]	5.29%		5.29%
DBS Bank (Hong Kong) Limited - Loan 7 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[15]												$ 166,667
Interest rate	[15]	5.45%		5.45%
DBS Bank (Hong Kong) Limited - Loan 7 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate		5.20%		5.20%									6.80%		6.80%
DBS Bank (Hong Kong) Limited - Loan 8 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[15]												$ 205,128
Interest rate	[15]	5.48%		5.48%
DBS Bank Hong Kong Limited Loan Nine [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[15]												85,898
Interest rate	[15]	6.80%		6.80%
DBS Bank Hong Kong Limited Loan Ten [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[16]	$ 513,688											474,849
Interest rate	[16]	1.20%		1.20%
Bank overdrafts		$ 512,821		$ 4,000,000									512,821		$ 4,000,000
River Square Company Limited – Loan 1 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings		$ 547,725	[17]						$ 923,077	$ 7,200,000	$ 1,000,000	$ 7,800,000		[17]
Interest rate		12.00%	[17]	12.00%	[17]				12.00%	12.00%	12.00%	12.00%
River Square Company Limited – Loan 2 [Member]
Short-Term Debt [Line Items]
Total long-term bank borrowings	[17]	$ 505,592
Interest rate	[17]	12.00%		12.00%

[1]	On February 20, 2025, the Company renewed and borrowed USD110,769 (HKD864,000) as working capital for 12 months at an annual interest rate of 5.31% with The Bank of East Asia, Limited. On January 18, 2024, the Company borrowed the same amount of loan as working capital for 12 months at an annual interest rate of 5.97% with The Bank of East Asia, Limited. The loan was secured by the insured value of life insurance policy (amounted to USD1,000,000) of the Company, accounts receivable, net of the Company and a property located in Hong Kong which held by a director of the Company.
[2]	As of March 31, 2025, the Company borrowed USD2,307,691 (HKD18,000,000) as working capital for one to three months at an annual interest rate ranging from 5.905% to 6.175% as revolving loans with The Bank of East Asia, Limited. The loan is secured by personal guarantees from the directors of the Company, accounts receivable, net of the Company and a property located in Hong Kong which held by a director of the Company.
[3]	As of March 31, 2024, the Company borrowed USD2,307,692 (HKD18,000,000) as working capital for one to three months at an annual interest rate ranging from 6.6% to 7.03% as revolving loans with The Bank of East Asia, Limited. The loan is secured by personal guarantees from the directors of the Company, accounts receivable, net of the Company and a property located in Hong Kong which held by a director of the Company.
[4]	On August 28, 2023, the Company borrowed USD666,667 (HKD5,200,000) as working capital for twenty years at variable interest rate of 4.15% per annum (2024: 4.775%) with The Bank of East Asia, Limited. The loan is secured by two properties in Hong Kong that were owned by a related company, which was wholly owned by Mr. Lam Chi Ming.
[5]	On February 28, 2024, the Company borrowed USD564,103 (HKD4,400,000) as purchase of a property for twenty years at variable interest rate of 4.15% per annum (2024: 4.775%) with The Bank of East Asia, Limited. The loan is secured by, accounts receivable, net of the Company and a property located in Hong Kong which held by the Company.
[6]	On March 25, 2021, the Company borrowed USD128,205 (HKD1,000,000) as working capital for eleven years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Bank of East Asia, Limited. The loan is secured by personal guarantee from a director of the Company.
[7]	On December 16, 2021, the Company borrowed USD128,205 (HKD1,000,000) as working capital for eleven years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Bank of East Asia, Limited. The loan is secured by personal guarantee from a director of the Company.
[8]	On November 26, 2020, the Company borrowed USD512,821 (HKD4,000,000) as working capital for eleven years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Bank of East Asia, Limited. The loan is secured by personal guarantee from a director of the Company.
[9]	On May 25, 2023, the Company borrowed USD384,615 (HKD3,000,000) as working capital for ten years at an variable interest rate of 3.0% per annum (2024: 3.625%) with The Bank of East Asia, Limited. The loan is secured by personal guarantee from a director of the Company.
[10]	On October 21, 2020 the Company borrowed USD128,205 (HKD1,000,000) as working capital for eight years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[11]	On May 25, 2020 the Company borrowed USD512,821 (HKD4,000,000) as working capital for eight years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[12]	On July 13, 2021 the Company borrowed USD128,205 (HKD1,000,000) as working capital for eight years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[13]	On March 15, 2023 the Company borrowed USD384,615 (HKD3,000,000) as working capital for ten years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.
[14]	As of March 31, 2025, the Company borrowed USD600,000 (HKD4,680,000) as working capital for one to four months at an annual interest rate ranged from 5.0% to 5.2% as revolving loans with DBS Bank (Hong Kong) Limited. The loan is secured by personal guarantees from a director of the Company, accounts receivable, net of the Company and two properties located in Hong Kong that were owned by a related company, which was wholly owned by Mr. Lam Chi Ming.
[15]	As of March 31, 2024, the Company borrowed (2024: USD696,155 (HKD5,430,000) as working capital for one to four months at an annual interest rate ranged from 5.29% to 6.8 as revolving loans with DBS Bank (Hong Kong) Limited. The loan is secured by personal guarantees from a director of the Company, accounts receivable, net of the Company and two properties located in Hong Kong that were owned by a related company, which was wholly owned by Mr. Lam Chi Ming.
[16]	The amount represented bank overdrafts as of March 31, 2025 and 2024, which is secured by personal guarantees from a director of the Company, accounts receivable, net of the Company and two properties located in Hong Kong that were owned by a related company, which was wholly owned by Mr. Lam Chi Ming. The maximum amount of the bank overdrafts was USD512,821 (HKD4,000,000) for both years.
[17]	On April 30, 2024 and May 2, 2024, the Company borrowed USD1,000,000 (HKD7,800,000) and USD923,077 (HKD7,200,000) as working capital for 12 months at an annual interest rate of 12% and 12% with River Square Company Limited, respectively. The loan is secured by accounts receivable, net of a project of the Company and personal guarantee from a director of the Company.